Restructuring	3 Months Ended	5 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Restructuring

(8) Restructuring

In connection with strategic initiatives implemented during the three months ended April 30, 2021 (Successor) and April 30, 2020 (Predecessor), the Company’s management approved and initiated plans to reduce its cost structure and better align operating expenses with existing economic conditions and the Company’s operating model. The Company recorded a $0.5 million, and $0.4 million of restructuring charge during the three months ended April 30, 2021 (Successor) and April 30, 2020 (Predecessor), respectively, which is included in the statement of operations as restructuring. Substantially all of this charge represents the severance costs of terminated employees.

Activity in the Company’s restructuring accrual was as follows (in thousands):

	Employee Severance	Contractual
	and Related Costs	Obligations	Total
Restructuring accrual as of January 31, 2021	$5,000	$171	$5,171
Restructuring charges incurred	311	226	537
Payments made	(2,049)	(298)	(2,347)
Foreign currency translation adjustment	—	—	—
Restructuring accrual as of April 30, 2021	$3,262	$99	$3,361

(11)Restructuring

In connection with strategic initiatives implemented during the period from August 28, 2020 through January 31, 2021 (Successor), the period from February 1, 2020 through August 27, 2020 (Predecessor) and the fiscal years ended January 31, 2020 and 2019, the Company’s management approved and initiated plans to reduce its cost structure and better align operating expenses with existing economic conditions and the Company’s operating model. The Company recorded a $4.3 million, $1.2 million, $1.9 million and $2.1 million of restructuring charge during the period from August 28, 2020 through January 31, 2021 (Successor), the period from February 1, 2020 through August 27, 2020 (Predecessor), and the fiscal years ended January 31, 2020 and January 31, 2019, respectively, which is included in the statement of operations as restructuring. Substantially all of this charge represents the severance costs of terminated employees.

Activity in the Company’s restructuring accrual was as follows (in thousands):

	Employee Severance	Contractual
	and Related Costs	Obligations	Total
Restructuring accrual as of January 31, 2018	$1,504	$25	$1,529
Restructuring charges incurred	1,971	102	2,073
Payments made	(1,720)	(100)	(1,820)
Foreign currency translation adjustment	(42)	—	(42)
Restructuring accrual as of January 31, 2019	$1,713	$27	$1,740
Restructuring charges incurred	1,610	290	1,900
Payments made	(2,588)	(41)	(2,629)
Foreign currency translation adjustment	26	—	26
Restructuring accrual as of January 31, 2020 (Predecessor)	$761	$276	$1,037
Restructuring charges incurred	1,032	147	1,179
Payments made	(559)	(154)	(713)
Foreign currency translation adjustment	—	—	—
Restructuring accrual as of August 27, 2020 (Predecessor)	$1,234	$269	$1,503
Restructuring charges incurred	4,218	123	4,341
Payments made	(452)	(221)	(673)
Foreign currency translation adjustment	—	—	—
Restructuring accrual as of January 31, 2021 (Successor)	$5,000	171	5,171